Future accounting developments	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Future accounting developments
4.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 6 of the Bank’s audited consolidated financial statements in the 2024 Annual Report.